2. Income Taxes (Tables) - Quarterly	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member
Total Deferred Tax Asset
Total Deferred Tax Asset	$29,240
Valuation Allowance	(29,240)
Net Deferred Tax Asset	—

Total Deferred Tax Asset	$72,000
Valuation Allowance	(72,000)
Net Deferred Tax Asset	—

Reconciliation of Income Taxes
2013
Income tax computed at the Federal statutory rate	34%
State income tax, net of Federal tax benefit	0%
Total	34%
Valuation allowance	-34%
Total deferred tax asset	0%

2014
Income tax computed at the Federal statutory rate	34%
State income tax, net of Federal tax benefit	0%
Total	34%
Valuation allowance	-34%
Total deferred tax asset	0%